Provision for Employee Benefits - Schedule of Defined Benefit Obligation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Within 1 Year [Member] | Plan A [Member]
Schedule of Defined Benefit Obligation [Line Items]
Defined benefit obligation	$ 429,062	$ 513,751
2 Year [Member] | Plan A [Member]
Schedule of Defined Benefit Obligation [Line Items]
Defined benefit obligation	363,409	259,610
3 Year [Member] | Plan A [Member]
Schedule of Defined Benefit Obligation [Line Items]
Defined benefit obligation	271,163	334,829
4 Year [Member] | Plan A [Member]
Schedule of Defined Benefit Obligation [Line Items]
Defined benefit obligation	297,712	249,094
5 Year [Member] | Plan A [Member]
Schedule of Defined Benefit Obligation [Line Items]
Defined benefit obligation	379,657	266,592
6 Year [Member] | Plan A [Member]
Schedule of Defined Benefit Obligation [Line Items]
Defined benefit obligation	539,542	367,826
7 Year [Member] | Plan A [Member]
Schedule of Defined Benefit Obligation [Line Items]
Defined benefit obligation	247,946	595,721
8 Year [Member] | Plan A [Member]
Schedule of Defined Benefit Obligation [Line Items]
Defined benefit obligation	202,051	227,444
9 Year [Member] | Plan A [Member]
Schedule of Defined Benefit Obligation [Line Items]
Defined benefit obligation	413,574	198,420
10 Year [Member] | Plan A [Member]
Schedule of Defined Benefit Obligation [Line Items]
Defined benefit obligation	429,953	379,742
11-25 Years [Member] | Plan A [Member]
Schedule of Defined Benefit Obligation [Line Items]
Defined benefit obligation	15,934,027	14,197,001
11-25 Years [Member] | Plan B [Member]
Schedule of Defined Benefit Obligation [Line Items]
Defined benefit obligation	42,794	220,881
>25 Years [Member] | Plan A [Member]
Schedule of Defined Benefit Obligation [Line Items]
Defined benefit obligation	9,104,575	8,227,099
>25 Years [Member] | Plan B [Member]
Schedule of Defined Benefit Obligation [Line Items]
Defined benefit obligation	108,776	203,717
Within 10 Years [Member] | Plan B [Member]
Schedule of Defined Benefit Obligation [Line Items]
Defined benefit obligation